Cover Page	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity Registrant Name	TC ENERGY CORPORATION
Entity File Number	1-31690
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	4922
Entity Address, Address Line One	TC Energy Tower, 450 - 1 Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 5H1
City Area Code	403
Local Phone Number	920-2000
Title of 12(b) Security	Common Shares (including Rights under Shareholder Rights Plan) of TC Energy Corporation
Trading Symbol	TRP
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	1,039,095,489
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001232384
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
TRANSCANADA PIPELINES LIMITED
Entity Information [Line Items]
Entity Registrant Name	TRANSCANADA PIPELINES LIMITED
Entity File Number	1-8887
Entity Tax Identification Number	52-2179728
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	992,720,977
Entity Central Index Key	0000099070
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Business contact
Entity Information [Line Items]
Entity Address, Address Line One	700 Louisiana Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002-2700
Contact Personnel Name	TransCanada PipeLine USA Ltd
City Area Code	832
Local Phone Number	320-5201